INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
INTANGIBLE ASSETS

NOTE 6. – intangible ASSETS

Significant components of intangible assets at June 30, 2011 and December 31, 2010 consist primarily of:

	2011	2010
	(Unaudited)
Distribution rights in Brazil	$750,000	$750,000
Less: Accumulated amortization	(131,250)	(93,750)
Net distribution rights	618,750	656,250

Pure Guild brand rights and supplier agreement	106,666	106,666
Less: Accumulated amortization	(44,800)	(32,000)
Net brand rights and supplier agreement	61,866	74,666
	$680,616	$730,916

Distribution rights – During 2009, the Company issued 3,000,000 shares of common stock in exchange for a 10 year exclusive distribution agreement in Brazil. The transaction is valued at $0.25 per share. The Company, though a joint venture with its exclusive distributor is currently developing a generic Minoxidil product along with appropriate packaging for the Brazilian market, which is planned for introduction in the 4th quarter of 2011. $37,500 was amortized during 2011. During, the 2nd quarter of 2011, due to the costs involved, the Company entered into negotiations with its joint venture partner to provide all required financing in exchange for 100% ownership of the joint venture. The Company retains its distribution rights.

The Company will amortize its brand and distribution rights over the next 10 years as follows:

	2011	2012	2013	2014	Beyond	Total
Distribution Rights:
Brazil (exclusive)	$37,500	$75,000	$75,000	$75,000	$356,250	$618,750
Pure Guild	12,800	25,600	23,466	—	—	61,866
	$50,300	$100,600	$98,466	$75,000	$356,250	$680,616

Pure Guild brand rights and supplier agreement – During the 3rd quarter of 2009, we were approached by a customer/distributor to develop a private label brand of premium products and associated packaging materials. The Pure Guild brand of products was the result. As part of this project we obtained a 50% interest in the Pure Guild brand and the permanent exclusive rights to manufacture the Pure Guild products. In exchange for these rights, we provided $106,666 of product representing approximately 70% the initial stocking order. The value of these rights is being amortized over 5 years the basic term of the agreement. $12,800 was amortized during 2011.

NOTE 6. – intangible ASSETS

Significant components of intangible assets at December 31, 2010 and 2009 consist primarily of:

	2010	2009
Distribution rights	$750,000	$750,000
Less amortization of distribution rights	(93,750)	(18,750)
Net distribution rights	656,250	731,250

Pure Guild brand rights and supplier agreement	106,666	—
Less amortization of brand rights and supplier agreement	(32,000)	—
Net brand rights and supplier agreement	74,666	—
	$730,916	$731,250

Distribution rights – During the year ended December 31, 2009, the Company issued 3,000,000 shares of common stock in exchange for a 10 year exclusive distribution agreement in Brazil. The transaction is valued at $0.25 per share. The Company, though a joint venture with its exclusive distributor is currently developing a generic Minoxidil product along with appropriate packaging for the Brazilian market, which is planned for introduction in the 4th quarter of 2011.

The Company will amortize its brand and distribution rights over the next 10 years as follows:

	2011	2012	2013	2014	Beyond	Total
Distribution Rights:
Brazil (exclusive)	$75,000	$75,000	$75,000	$75,000	$356,250	$656,250
Pure Guild	21,333	21,333	21,333	10,667	—	74,666
	$96,333	$96,333	$96,333	$75,667	$356,250	$730,916

Pure Guild brand rights and supplier agreement – During the 3rd quarter of 2009, we were approached by a customer/distributor to develop a private label brand of premium products and associated packaging materials. The Pure Guild brand of products was the result. As part of this project we obtained a 50% interest in the Pure Guild brand and the permanent exclusive rights to manufacture the Pure Guild products. In exchange for these rights, we provided $106,666 of product representing approximately 70% the initial stocking order. The value of these rights is being amortized over 5 years the basic term of the agreement.